SHARE CAPITAL (Details 2) Numberofunits in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Numberofunits	Dec. 31, 2016 CAD ($) Numberofunits
Share capital [Line Items]
Balance | Numberofunits	14,855	16,998
Granted | Numberofunits	1,957	2,676
Exercised | Numberofunits	(235)	(3,626)
Forfeited | Numberofunits	(985)	(1,014)
Expired | Numberofunits	(2,505)	(179)
Balance | Numberofunits	13,087	14,855
Begining balance | $	$ 5.84	$ 5.76
Granted | $	3.88	4.42
Exercised | $	3.31	3.49
Forfeited | $	5.01	8.16
Expired | $	8.87	10.74
Ending balance | $	$ 5.08	$ 5.84